Stockholders' Equity - Shares Issued - Stock Options (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 04, 2021	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Number of shares issued for advisory services	295,774
Fair value of issued shares for advisory services	$ 604,876
Multiple Voting Shares
Class of Stock [Line Items]
Number of shares converted			54,078	151,407
Number of Shares Redeemed		28,134
Number Of Redeemed Shares		2,813,400
Number of converted shares			5,407,800	15,140,700